Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Computers and servers	$ 20,333	$ 20,333	$ 18,781	$ 14,998
Accumulated Depreciation	(16,077)	(14,458)	(12,366)	(9,818)
Property and equipment, net	$ 4,256	$ 5,875	$ 6,415	$ 5,180